Quarterly Holdings Report
for
Fidelity Advisor Freedom® Income Fund
December 31, 2022
AFF-NPRT3-0323
1.811329.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $278,307)	280,000	278,391

Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	128,424	1,535,951
Fidelity Advisor Series Growth Opportunities Fund (c)	123,684	1,083,469
Fidelity Advisor Series Small Cap Fund (c)	58,749	621,563
Fidelity Series All-Sector Equity Fund (c)	64,195	560,418
Fidelity Series Commodity Strategy Fund (c)	12,661	1,333,704
Fidelity Series Large Cap Stock Fund (c)	136,449	2,255,498
Fidelity Series Large Cap Value Index Fund (c)	17,387	239,766
Fidelity Series Opportunistic Insights Fund (c)	93,049	1,331,531
Fidelity Series Small Cap Opportunities Fund (c)	64,783	756,021
Fidelity Series Stock Selector Large Cap Value Fund (c)	118,627	1,411,666
Fidelity Series Value Discovery Fund (c)	98,191	1,449,301
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,317,457)		12,578,888

International Equity Funds - 13.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	107,447	1,410,781
Fidelity Series Emerging Markets Fund (c)	139,109	1,076,700
Fidelity Series Emerging Markets Opportunities Fund (c)	620,612	9,693,952
Fidelity Series International Growth Fund (c)	250,407	3,570,797
Fidelity Series International Small Cap Fund (c)	65,487	971,826
Fidelity Series International Value Fund (c)	354,893	3,559,572
Fidelity Series Overseas Fund (c)	328,032	3,562,433
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,949,313)		23,846,061

Bond Funds - 68.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,800,344	35,267,191
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	20,614	158,726
Fidelity Series Emerging Markets Debt Fund (c)	125,962	924,563
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	35,394	307,575
Fidelity Series Floating Rate High Income Fund (c)	18,513	162,545
Fidelity Series High Income Fund (c)	116,640	940,117
Fidelity Series International Credit Fund (c)	14,679	113,030
Fidelity Series International Developed Markets Bond Index Fund (c)	818,165	6,880,771
Fidelity Series Investment Grade Bond Fund (c)	6,997,685	68,927,201
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,106,682	6,485,158
Fidelity Series Real Estate Income Fund (c)	19,990	188,702
TOTAL BOND FUNDS (Cost $133,929,658)		120,355,579

Short-Term Funds - 11.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	302,630	302,690
Fidelity Series Government Money Market Fund 4.35% (c)(e)	15,250,679	15,250,679
Fidelity Series Short-Term Credit Fund (c)	413,439	3,948,338
TOTAL SHORT-TERM FUNDS (Cost $19,646,276)		19,501,707

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $187,121,011)	176,560,626
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13,464)
NET ASSETS - 100.0%	176,547,162

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	24	Mar 2023	2,695,125	(7,363)	(7,363)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4	Mar 2023	431,719	(3,222)	(3,222)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	Mar 2023	1,074,500	2,170	2,170

TOTAL PURCHASED					(8,415)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	8	Mar 2023	1,544,400	43,136	43,136
MSCI EAFE Index Future (United States)	10	Mar 2023	974,700	15,680	15,680
MSCI Emerging Markets Index Future (United States)	11	Mar 2023	527,670	4,959	4,959

TOTAL SOLD					63,775

TOTAL FUTURES CONTRACTS					55,360
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $278,391.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	53,365	1,844,936	1,595,611	3,542	-	-	302,690	0.0%
Total	53,365	1,844,936	1,595,611	3,542	-	-	302,690

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,730,921	679,049	480,216	78,341	(21,390)	(372,413)	1,535,951
Fidelity Advisor Series Growth Opportunities Fund	1,187,018	614,226	366,833	5,390	(52,393)	(298,549)	1,083,469
Fidelity Advisor Series Small Cap Fund	785,658	227,884	259,998	56,215	(14,246)	(117,735)	621,563
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	34,146,354	13,007,548	9,027,668	1,768,195	(220,490)	(2,638,553)	35,267,191
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	211,922	1,693,574	1,703,689	9,945	(18,263)	(24,818)	158,726
Fidelity Series All-Sector Equity Fund	742,393	141,957	188,285	29,871	(10,097)	(125,550)	560,418
Fidelity Series Canada Fund	1,847,336	324,601	483,572	43,960	(9,497)	(268,087)	1,410,781
Fidelity Series Commodity Strategy Fund	3,167,711	1,962,253	2,014,713	1,563,457	(467,601)	(1,313,946)	1,333,704
Fidelity Series Emerging Markets Debt Fund	1,099,191	152,189	202,740	42,189	(37,335)	(86,742)	924,563
Fidelity Series Emerging Markets Debt Local Currency Fund	361,867	28,572	67,905	-	(10,493)	(4,466)	307,575
Fidelity Series Emerging Markets Fund	1,298,074	279,048	282,443	26,781	(32,970)	(185,009)	1,076,700
Fidelity Series Emerging Markets Opportunities Fund	11,695,185	2,668,457	2,887,077	229,964	(405,844)	(1,376,769)	9,693,952
Fidelity Series Floating Rate High Income Fund	216,914	22,940	67,956	8,898	(6,034)	(3,319)	162,545
Fidelity Series Government Money Market Fund 4.35%	21,517,858	2,756,791	9,023,970	250,642	-	-	15,250,679
Fidelity Series High Income Fund	1,284,707	127,580	333,672	50,173	(35,296)	(103,202)	940,117
Fidelity Series Inflation-Protected Bond Index Fund	4,270,619	54,593	4,250,090	19,406	126,753	(201,875)	-
Fidelity Series International Credit Fund	128,486	6,418	-	6,419	-	(21,874)	113,030
Fidelity Series International Developed Markets Bond Index Fund	6,624,405	2,388,809	1,386,785	54,227	(128,602)	(617,056)	6,880,771
Fidelity Series International Growth Fund	4,235,213	1,123,996	1,205,095	120,036	(194,472)	(388,845)	3,570,797
Fidelity Series International Small Cap Fund	1,169,533	235,994	236,744	58,088	(35,666)	(161,291)	971,826
Fidelity Series International Value Fund	4,278,116	964,611	1,308,897	117,562	(95,557)	(278,701)	3,559,572
Fidelity Series Investment Grade Bond Fund	85,065,499	8,606,147	16,600,169	1,810,813	(1,138,801)	(7,005,475)	68,927,201
Fidelity Series Large Cap Stock Fund	2,723,467	786,388	918,402	156,648	66,896	(402,851)	2,255,498
Fidelity Series Large Cap Value Index Fund	294,561	60,859	87,732	8,649	8,927	(36,849)	239,766
Fidelity Series Long-Term Treasury Bond Index Fund	7,881,047	1,876,443	1,391,167	142,932	(101,443)	(1,779,722)	6,485,158
Fidelity Series Opportunistic Insights Fund	1,599,533	536,410	460,163	62,191	(39,477)	(304,772)	1,331,531
Fidelity Series Overseas Fund	4,258,859	1,057,881	1,155,063	63,215	(143,574)	(455,670)	3,562,433
Fidelity Series Real Estate Income Fund	783,758	83,824	567,920	45,020	(6,442)	(104,518)	188,702
Fidelity Series Short-Term Credit Fund	5,389,935	377,180	1,726,385	56,021	(40,432)	(51,960)	3,948,338
Fidelity Series Small Cap Opportunities Fund	969,997	137,175	214,309	41,125	(23,561)	(113,281)	756,021
Fidelity Series Stock Selector Large Cap Value Fund	1,738,355	426,658	565,330	99,076	34,311	(222,328)	1,411,666
Fidelity Series Value Discovery Fund	1,770,556	352,490	551,056	75,464	81,283	(203,972)	1,449,301
	214,475,048	43,762,545	60,016,044	7,100,913	(2,971,806)	(19,270,198)	175,979,545

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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